LOSS PER SHARE (Details Narrative)	12 Months Ended
Feb. 28, 2014
Options [Member]
Anti-dilutive securities excluded from computation of loss per share	8,600,000
Warrant [Member]
Anti-dilutive securities excluded from computation of loss per share	26,500,000